DERIVATIVE LIABILITIES (Schedule of Fair Value of Warrant Liability Using Black-Scholes Model) (Details) (Warrant [Member], USD $)	9 Months Ended
Jun. 30, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.074
Time to expiration, years, minimum	0.4
Time to expiration, years, maximum	4.4
Risk-free interest rate, minimum	0.21%
Risk-free interest rate, maximum	0.67%
Estimated volatility	274.00%
Dividend	0.00%
Stock price on June 30, 2012	$ 0.135
Expected forfeiture rate	50.00%